Inventories (Tables)	9 Months Ended
Sep. 30, 2023
Inventories
Inventories by category

	9/30/2023	12/31/2022

	(€ in thousands)
Raw materials and merchandise	4,223	3,116
Work in progress	9,513	8,020
Total	13,736	11,136